CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Retained Deficit [Member]	Total
Beginning Balance at Dec. 31, 2021	$ 585,406	$ 6,331	$ (354,330)	$ 237,407
Beginning Balance (shares) at Dec. 31, 2021	170,537,307
Public equity offerings, net of issuance costs	$ 43,116			43,116
Public equity offerings, net of issuance costs (shares)	9,293,150
Issued on acquisition of mineral properties	$ 25,589			25,589
Issued on acquisition of mineral properties (shares)	8,577,380
Exercise of options	$ 2,377	(770)		1,607
Exercise of options (shares)	569,200
Issued and issuable for performance share units	$ 1,361	(3,259)		(1,898)
Issued and issuable for performance share units (shares)	1,014,999
Issued for deferred share units	$ 17	(17)
Issued for deferred share units (Shares)	3,527
Share-based compensation		3,878		3,878
Canceled options		(42)	42
Settlement of deferred share units		(6)		(6)
Earnings for the year			6,201	6,201
Ending Balance at Dec. 31, 2022	$ 657,866	6,115	(348,087)	$ 315,894
Ending Balance (shares) at Dec. 31, 2022	189,995,563			189,995,563
Public equity offerings, net of issuance costs	$ 60,666			$ 60,666
Public equity offerings, net of issuance costs (shares)	25,740,193
Exercise of options	$ 3,758	(1,305)		2,453
Exercise of options (shares)	1,097,900
Settlement of performance and deferred share units	$ 405	(2,817)		(2,412)
Settlement of performance and deferred share units (shares)	411,836
Share-based compensation		3,617		3,617
Canceled options		(1,054)	1,054
Earnings for the year			6,123	6,123
Ending Balance at Dec. 31, 2023	$ 722,695	$ 4,556	$ (340,910)	$ 386,341
Ending Balance (shares) at Dec. 31, 2023	217,245,492			217,245,492